Cost of Revenues (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY
Cost of Revenues [Abstract]
Revenue sharing fees	$ 42,298		263,518		285,960		151,732
Content and operational costs	36,585		227,934		171,707		99,838
Bandwidth costs	10,870		67,721		37,462		19,552
Sales taxes and surcharges	11,577		72,126		59,547		28,301
Total	$ 101,330	[1]	631,299	[1]	554,676	[1]	299,423	[1]

[1]	Revenues, cost of revenues and operating expenses include transactions with related parties as follows: 2010 2011 2012 2012 RMB RMB RMB US$ Net advertising revenues 4,824 26,201 35,438 5,688 Paid service revenues 294,027 445,096 429,125 68,879 Cost of revenues (38,800) (73,833) (67,481) (10,831) Sales and marketing expenses (438) (663) (916) (147) General and administrative expenses (617) (1,139) (646) (104) Technology and product development expenses (314) (533) - -